STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY - USD ($) shares in Millions, $ in Millions	Total	Common Stock	Premium on Common Stock	Retained Earnings
Balance, shares		40.4
Dividends declared on common stock, shares		0.0
Net income, shares		0.0
Balance at Dec. 31, 2014	$ 3,004.2	$ 100.9	$ 918.3	$ 1,985.0
Comprehensive income (loss)
Net income	268.9	0.0	0.0	268.9
Dividends declared on common stock	(120.0)	$ 0.0	0.0	(120.0)
Stock-based compensation, shares		0.0
Stock-based compensation	2.6	$ 0.0	2.6	0.0
Balance at Dec. 31, 2015	3,155.7	$ 100.9	920.9	2,133.9
Balance, shares		40.4
Dividends declared on common stock, shares		0.0
Net income, shares		0.0
Comprehensive income (loss)
Net income	284.1	$ 0.0	0.0	284.1
Dividends declared on common stock	(190.0)	$ 0.0	0.0	(190.0)
Stock-based compensation, shares		0.0
Stock-based compensation	2.3	$ 0.0	2.3	0.0
Balance at Dec. 31, 2016	$ 3,252.1	$ 100.9	923.2	2,228.0
Balance, shares	40.4	40.4
Dividends declared on common stock, shares		0.0
Net income, shares		0.0
Comprehensive income (loss)
Net income	$ 305.5	$ 0.0	0.0	305.5
Dividends declared on common stock	(105.0)	$ 0.0	0.0	(105.0)
Stock-based compensation, shares		0.0
Stock-based compensation	3.1	$ 0.0	3.1	0.0
Balance at Dec. 31, 2017	$ 3,455.7	$ 100.9	$ 926.3	$ 2,428.5
Balance, shares	40.4	40.4